10. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Reconciliation of income taxes
	Year ended December 31,
	2010		2011
Benefit at US federal statutory rate		$(2,022,222)		$(2,116,237)
State taxes - deferred		(272,271)		(373,454)
Beneficial conversion feature		45,108		189,182
Increase in valuation allowance		2,582,235		2,076,757
Research and development credits		(332,850)		(97,013)
Benefit for income taxes	$	---		$(320,765)
Deferred tax assets:
Federal and state net operating loss carryforwards		$7,612,221		$10,267,000
Federal and state research credits		1,793,953		1,890,966
Total gross deferred tax assets		9,406,174		12,157,966
Less: valuation allowance for deferred tax assets		(9,406,174)		(12,157,966)
Net deferred tax assets	$	---	$	---